Post-retirement benefits - Movement in and components of scheme obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Movement
Beginning of year	$ 11,302
End of year	12,505	$ 11,302
Obligations of plans	(11,302)	(11,302)
UK defined benefit plans
Movement
Beginning of year	7,118
End of year	8,032	7,118
Obligations of plans	(7,118)	(7,118)
Rest of Group defined benefit plans
Movement
Beginning of year	4,184
End of year	4,473	4,184
Obligations of plans	(4,184)	(4,184)
Scheme obligations
Movement
Beginning of year	11,302	11,395
Current service cost	(87)	(102)
Past service credit/(cost)	31	42
Participant contributions	(3)	(8)
Benefits paid	581	500
Interest expense on post-retirement scheme obligations	(289)	(388)
Actuarial (losses) gains on defined benefit obligation	(474)	(1,517)
Exchange and other adjustments	(962)	1,566
End of year	12,505	11,302
Obligations of plans	(11,302)	(11,395)
Scheme obligations | UK defined benefit plans
Movement
Beginning of year	7,118	7,451
Current service cost	(23)	(20)
Past service credit/(cost)	(39)	27
Participant contributions	(3)	(4)
Benefits paid	308	310
Interest expense on post-retirement scheme obligations	(184)	(253)
Actuarial (losses) gains on defined benefit obligation	(272)	(1,189)
Exchange and other adjustments	(701)	1,462
End of year	8,032	7,118
Obligations of plans	(7,118)	(7,451)
Scheme obligations | Rest of Group defined benefit plans
Movement
Beginning of year	4,184	3,944
Current service cost	(64)	(82)
Past service credit/(cost)	70	15
Participant contributions		(4)
Benefits paid	273	190
Interest expense on post-retirement scheme obligations	(105)	(135)
Actuarial (losses) gains on defined benefit obligation	(202)	(328)
Exchange and other adjustments	(261)	104
End of year	4,473	4,184
Obligations of plans	(4,184)	(3,944)
Funded - pension schemes
Movement
Beginning of year	10,410
End of year	11,711	10,410
Obligations of plans	(10,410)	(10,410)
Funded - pension schemes | UK defined benefit plans
Movement
Beginning of year	7,101
End of year	8,013	7,101
Obligations of plans	(7,101)	(7,101)
Funded - pension schemes | Rest of Group defined benefit plans
Movement
Beginning of year	3,309
End of year	3,698	3,309
Obligations of plans	(3,309)	(3,309)
Funded - post-retirement healthcare
Movement
Beginning of year	279
End of year	245	279
Obligations of plans	(279)	(279)
Funded - post-retirement healthcare | Rest of Group defined benefit plans
Movement
Beginning of year	279
End of year	245	279
Obligations of plans	(279)	(279)
Unfunded - pension schemes
Movement
Beginning of year	583
End of year	515	583
Obligations of plans	(583)	(583)
Unfunded - pension schemes | Rest of Group defined benefit plans
Movement
Beginning of year	583
End of year	515	583
Obligations of plans	(583)	(583)
Unfunded - post-retirement healthcare
Movement
Beginning of year	30
End of year	34	30
Obligations of plans	(30)	(30)
Unfunded - post-retirement healthcare | UK defined benefit plans
Movement
Beginning of year	17
End of year	19	17
Obligations of plans	(17)	(17)
Unfunded - post-retirement healthcare | Rest of Group defined benefit plans
Movement
Beginning of year	13
End of year	15	13
Obligations of plans	$ (13)	$ (13)